STRATTON HAWKSMOOR ABS-15G

EXHIBIT 99.1

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Stratton Hawksmoor 2022-1 PLC

10th floor

5 Churchill Place

London

E14 5HU

(the “Issuer”)

The Board of Directors of

Ertow Holdings X Designated Activity Company

5th floor

The Exchange George’s Dock

IFSC, Dublin 1

Ireland

D01 W3P9

(the “Seller”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

(the “Arranger”)

25 July 2022

Dear Sirs/Madams,

PROPOSED ISSUE BY STRATTON HAWKSMOOR 2022-1 PLC OF RESIDENTIAL MORTGAGE BACKED FIXED/FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller and the Arranger (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller and the Arranger. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller and the Arranger identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller and the Arranger as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

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The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with a data file “Project Newton_20220331_BoE_Combined - sent.xlsb” (the “First Pool Run”) containing information for each loan in the Loan Pool as at 31 March 2022.

A random sample of 456 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided us with data files “Deloitte Audit Data.xlsx”, “DT_Sample_CLS.xlsx”, “DT_Sample_LMS 25.05.22.xlsx” and “Copy of DT_Sample_Kensington (002).xlsx” containing information for each loan in the Sample (together with the “First Pool Run”, the “Sample Pool”) as at 31 March 2022 (the “Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period from 25 May 2022 to 16 June 2022.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.14 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Application Form, the Offer Letter, the Acceptance Letter, the Valuation Report, the Certificate of Title (“COT”), the Completion Letter, the Land Registry print, the Mortgage Deed, proof of income in the form of Payslips, Employer’s Confirmation, P60, SA302 or Accountant Certified Accounts, the declaration of affordability, the tenancy agreement, the Summit System, the iCONNECT system, and the Phoebus System (together, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2. Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

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For the purposes of this report, the failure of a single attribute is termed an error.

2.1	Borrower Name(s)

For the purposes of procedures 2.1.1 to 2.1.3 below, below, “substantially agreed” is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred

2.1.1       For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool substantially agreed to that shown on the Offer Letter or the Acceptance Letter, or if not available, to the System. We found that the borrower name(s) shown on the Sample Pool agreed to the Offer Letter or the Acceptance Letter, or if not available, to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.1.2        For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool substantially agreed to that shown on the COT, the Land Registry print or the Mortgage Deed, or if not available, to the System. We found that the borrower name(s) shown on the Sample Pool agreed to the COT, the Land Registry print or the Mortgage Deed, or if not available, to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.1.3        For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool substantially agreed to that shown on the Valuation Report, or if not available, to the System. We found that the borrower name(s) shown on the Sample Pool agreed to the valuation report, or if not available, to the System, except for 1 case.

Deloitte reference	Description of exception
72	Borrower’s name not shown on the valuation report

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.2	Property address

For the purposes of procedures 2.2.1 to 2.2.3 below, below, “substantially agreed” is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred, or an incomplete or incorrect postcode is found.

2.2.1   For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to that shown on the Offer Letter or the Acceptance Letter, or if not available, to the System. We found that the property address shown on the Sample Pool substantially agreed to the Offer Letter or the Acceptance Letter, or if not available, to the System, except for 1 case.

Deloitte reference	Description of exception
447	Page with property address missing on offer letter

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

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2.2.2   For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to that shown on the COT, the Land Registry print or the Mortgage Deed, or if not available, to the System. We found that the property address shown on the Sample Pool substantially agreed to the COT, the Land Registry print or the Mortgage Deed, or if not available, to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.3   For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed to that shown on the Valuation Report, or if not available, to the System. We found that the property address shown on the Sample Pool substantially agreed to the Valuation Report, or if not available, to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Amount Advanced

For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to the original loan balance plus any completion fees, where applicable, shown on the Offer Letter, or if not available, to the System. We found that the original loan balance plus any completion fees shown on the Sample Pool, where applicable, agreed to the Offer Letter, or if not available, to the System, except for 9 cases.

Deloitte reference	Description of exception
398	Sample Pool = blank; Offer letter = £101,790
399	Sample Pool = blank; Offer letter = £173,000
400	Sample Pool = blank; Offer letter = £152,690
401	Sample Pool = blank; Offer letter = £96,690
402	Sample Pool = blank; Offer letter = £90,340
403	Sample Pool = blank; Offer letter = £64,430
405	Sample Pool = blank; Offer letter = £110,495
406	Sample Pool = blank; Offer letter = £58,715
408	Sample Pool = blank; Offer letter = £107,644

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.4	Loan Origination Date

For each loan in the Sample Pool, we confirmed whether the origination date shown on the Sample Pool agreed to that shown on COT, the Land Registry print, the Mortgage Deed or the Completion Letter, or if not available, to the System, to within 1 month. We found that the origination date shown on the Sample Pool agreed to COT, the Land Registry print, the Mortgage Deed or the Completion Letter, or if not available, to the System, to within 1 month, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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2.5	Date of Loan Maturity

For each loan in the Sample Pool, we confirmed whether the date of loan maturity shown on the Sample Pool agreed to that shown on the System, to within 30 days. We found that the date of loan maturity shown on the Sample Pool agreed to the System, to within 30 days, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6	Original Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to that shown on the Valuation Report, or if not available, to the System, to within £10,000. We found that the valuation amount shown on the Sample Pool agreed to that shown on the Valuation Report, or if not available, to the System, to within £10,000, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Original Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to that shown on the Valuation Report, or if not available, to the System, to within 30 days. We found that the valuation date shown on the Sample Pool agreed to the Valuation Report, or if not available, to the System, to within 30 days, except for 3 cases.

Deloitte reference	Description of exception
1	Sample Pool = 22/09/2000; Valuation Report = 18/07/2000
388	Sample Pool = 26/05/2004; Valuation Report = 22/04/2004
389	Sample Pool = 16/07/2004; Valuation Report = 27/05/2004

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.8	Income Confirmation

For each loan in the Sample Pool, we confirmed whether proof of income, where required in accordance with the originator’s underwriting sheet, in the form of Payslips, Employer’s Confirmation, P60, SA302 or Accountant Certified Accounts was held on the loan file for all borrowers. In the case of loans showing as Self-Certified on the Application Form, we confirmed whether the self-certification section of the Application Form had been completed and the Application Form or the declaration of affordability had been signed. In the case of loans showing as Buy to Let, we confirmed whether a rental amount was shown on the Valuation Report or the tenancy agreement. We found availability of proof of income for all borrowers as described above, except for 10 cases.

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Deloitte reference	Description of exception
22	Income confirmation not available
101	Income confirmation not available
135	Income confirmation not available
437	Income confirmation not available
439	Income confirmation not available
446	Income confirmation not available
447	Income confirmation not available
448	Income confirmation not available
453	Income confirmation not available
456	Income confirmation not available

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.9	Document Signatories

2.9.1   For each loan shown in the Sample Pool, we confirmed whether the Application Form had been signed in the space designated for the borrower(s). We found that the Application Form had been signed, except for 10 cases.

Deloitte reference	Description of exception
22	Application form not signed
135	Application form not signed
423	Application form not signed
427	Application form not signed
428	Application form not signed
437	Application form not signed
439	Application form not signed
441	Application form not signed
448	Application form not signed
453	Application form not signed

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.9.2   For each loan shown in the Sample Pool, we confirmed whether the Valuation Report had been signed in writing or electronically in the space designated for the surveyor. For the Valuation Report in the form of an automated valuation model (“AVM”), the signature is not applicable and this is not deemed to be an error. We found that the Valuation Report had been signed, where applicable, except for 10 cases.

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Deloitte reference	Description of exception
22	Valuation report not available
101	Signature page missing from valuation report
105	Valuation report not available
135	Valuation report not available
393	Valuation report not available
437	Valuation report not available
439	Valuation report not available
441	Valuation report not available
442	Valuation report not available
453	Valuation report not available

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.9.3   For each loan shown in the Sample Pool, we confirmed whether the COT had been signed in the space designated for the solicitor, or that a Land Registry print was on file. We found that the COT had been signed or that a Land Registry print was on file, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10	Current Interest Rate

For each loan in the Sample Pool, we confirmed whether the current interest rate shown on the Sample Pool agreed to that shown on the System. We found that the current interest rate shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11	Repayment method

For each loan in the Sample Pool, we confirmed whether the repayment method shown on the Sample Pool agreed to that shown on the System. We found that the repayment method shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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2.12	Current balance

For each loan in the Sample Pool, we confirmed whether the current balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date, to within one monthly payment amount. We found that the current balance shown on the Sample Pool agreed to the System as at the Cut-off Date, to within one monthly payment amount, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13	Arrears Balance

For each loan in the Sample Pool, we confirmed whether the arrears balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date, to within one monthly payment amount. We found that the arrears balance shown on the Sample Pool agreed to the System as at the Cut-off Date, to within one monthly payment amount, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Land Registry/Deed

For each loan in the Sample Pool, we confirmed whether a Land Registry print or Mortgage Deed was held on the loan file. We found that a Land Registry print or Mortgage Deed was held on the loan file, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3. Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4. Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 4 July 2022, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller and the Arranger and is not intended to be and should not be used by anyone other than the Issuer, the Seller and the Arranger. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger is being provided with the Asset Agreed Upon Procedures Report in its capacity as addressee and not the engaging party.

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If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report, please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP

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